UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-01311

The GAMCO Mathers Fund

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GAMCO Mathers Fund First Quarter Report — March 31, 2013
Henry G. Van der Eb, CFA Portfolio Manager

To Our Shareholders,

The Sarbanes-Oxley Act’s corporate governance regulations require a Fund’s principal executive and financial officers to certify the entire contents of the quarterly, semiannual, and annual shareholder reports in a filing with the Securities and Exchange Commission (the “SEC”) on Form N-CSR. This certification covers the portfolio manager’s commentary and subjective opinions if they are attached to or a part of the financial statements.

Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we separated their commentary from the financial statements and investment portfolio and sent it to you separately to ensure that its content is complete and unrestricted. Both the commentary and the financial statements, including the portfolio of investments, are also available on our website at www.gabelli.com.

We trust that you understand that our approach is an unintended consequence of the ever increasing regulatory requirements affecting public companies. We hope the specific certification requirements of these regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives from other public companies.

Sincerely yours,

Bruce N. Alpert
Executive Vice President

GAMCO Mathers Fund

Schedule of Investments — March 31, 2013 (Unaudited)

Principal Amount		Market Value
	SHORT TERM OBLIGATIONS — 100.0%
	Repurchase Agreements — 1.3%
$ 196,209	State Street Bank & Trust Co., 0.010%, dated 03/28/13, due 04/01/13, proceeds at maturity, $196,209(a)	$196,209

	U.S. Treasury Bills — 98.7%
14,600,000	U.S. Treasury Bills 0.075%†, 04/25/13(b)	14,599,179

	TOTAL SHORT TERM OBLIGATIONS	14,795,388

	TOTAL INVESTMENTS — 100.0% (Cost $14,795,388)	$14,795,388

	Aggregate tax cost	$14,795,388

	Gross unrealized appreciation	$—
	Gross unrealized depreciation	—

	Net unrealized appreciation/depreciation	$—

Shares

	SECURITIES SOLD SHORT — (33.7)%
	Business Services — (1.6)%
3,500	Morningstar Inc.	$244,720

	Consumer Products — (1.3)%
3,500	Harley-Davidson Inc.	186,550

	Exchange Traded Funds — (23.3)%
20,000	Financial Select Sector SPDR Fund	363,800
3,500	iShares MSCI Brazil Capped Index Fund	190,680
7,000	iShares MSCI Emerging Markets Index Fund	299,390

Shares		Market Value
20,000	iShares MSCI Japan Index Fund	$216,000
4,000	iShares Russell 2000 Index Fund	377,720
3,000	Powershares QQQ Trust Series 1	206,910
2,500	SPDR Dow Jones Industrial Average ETF Trust	363,550
2,500	SPDR S&P 500 ETF Trust	391,675
2,000	SPDR S&P MidCap 400 ETF Trust	419,440
8,000	Vanguard FTSE All-World Ex-US ETF	370,880
3,000	Vanguard Total Stock Market ETF	242,670

		3,442,715

	Retail — (7.5)%
2,500	McDonald’s Corp.	249,225
2,000	Starbucks Corp.	113,920
2,500	The Home Depot Inc.	174,450
4,000	Tiffany & Co.	278,160
4,000	Wal-Mart Stores Inc.	299,320

		1,115,075

	TOTAL SECURITIES SOLD SHORT (Proceeds received $4,903,167)(c)	$4,989,060

	Aggregate proceeds	$4,015,825

	Gross unrealized appreciation	$13,857
	Gross unrealized depreciation	(987,092)

	Net unrealized appreciation/depreciation	$(973,235)

(a)	Collateralized by $195,000 U.S. Treasury Bond, 1.375%, due 11/30/15, market value $201,262.
(b)	At March 31, 2013, $6,200,000 of the principal amount was pledged as collateral for securities sold short.
(c)	At March 31, 2013, these proceeds are being held at Pershing LLC.
†	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

GAMCO Mathers Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

GAMCO Mathers Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Short Term Obligations:
Repurchase Agreements	—	$196,209	$196,209
U.S. Treasury Bills	—	14,599,179	14,599,179
TOTAL INVESTMENTS IN SECURITIES – ASSETS	—	$14,795,388	$14,795,388
LIABILITIES (Market Value):
Securities Sold Short(a)	$(4,989,060)	—	$(4,989,060)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(4,989,060)	—	$(4,989,060)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the period ended March 31, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at March 31, 2013 or December 31, 2012.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

GAMCO Mathers Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The repurchase agreement the Fund held at March 31, 2013 is reflected within the Schedule of Investments.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering in to a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short and details of collateral at March 31, 2013 are reflected within the Schedule of Investments.

GAMCO Mathers Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At December 31, 2012, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

Capital Loss Carryforward Available through 2014	$1,096,894
Capital Loss Carryforward Available through 2018	151,917
Short term Capital Loss Carryforward Post-Effective With No Expiration	522,603

Total Capital Loss Carryforwards	$1,771,414

GAMCO MATHERS FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Henry G. Van der Eb, CFA, joined Gabelli Funds, LLC in 1999 as President and Portfolio Manager of The GAMCO Mathers Fund which he has managed for over twenty years. He is also Senior Vice President of GAMCO Investors, Inc. Prior to joining Gabelli, he was the owner and President of Mathers & Company, a Chicago based investment advisory firm, and Chairman of the Mathers Fund. He served as President of the Investment Analysts Society of Chicago for 1979 - 1980. Mr. Van der Eb received a M.B.A. with honors from Northwestern University Graduate School of Management and a B.A. from Vanderbilt University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO MATHERS FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES	OFFICERS
Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman and	Executive Vice President,
Chief Executive Officer,	Secretary, and Acting
GAMCO Investors, Inc.	Chief Compliance Officer

M. Bruce Adelberg	Agnes Mullady
Consultant,	Treasurer
MBA Research Group
Anne E. Morrissy, CFA
E. Val Cerutti	Executive Vice President
Chief Executive Officer,
Cerutti Consultants, Inc.	Heidi M. Koontz
Vice President
Anthony S. Colavita
Attorney,	Edith L. Cook
Anthony S. Colavita, P.C.	Vice President

Vincent D. Enright	DISTRIBUTOR
Former Senior Vice President and Chief Financial Officer,	G.distributors, LLC
KeySpan Corp.
CUSTODIAN, TRANSFER
Anthony R. Pustorino	AGENT, AND DIVIDEND
Certified Public Accountant,	DISBURSING AGENT
Professor Emeritus,
Pace University	State Street Bank and Trust Company
Werner J. Roeder, MD
Medical Director,	LEGAL COUNSEL
Lawrence Hospital
Paul Hastings LLP
Henry G. Van der Eb, CFA
President and Chief Executive
Officer,
GAMCO Mathers Fund

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

This report is submitted for the general information of the shareholders of the GAMCO Mathers Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB1726Q113QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The GAMCO Mathers Fund

By (Signature and Title)*	/s/ Henry G. Van der Eb
Henry G. Van der Eb, Chief Executive Officer

Date	5/24/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Henry G. Van der Eb
Henry G. Van der Eb, Chief Executive Officer

Date	5/24/2013

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/24/2013

* Print the name and title of each signing officer under his or her signature.